General information about the business	12 Months Ended
Mar. 31, 2023
Disclosure Of General Information About The Financial Statements [Abstract]
General information about the business	General information about the business
Product offering
The Group serves as a strategic technology and payments partner to merchants, empowering them to capture the structural growth of international travelers shopping abroad, driven by multiple macroeconomic tailwinds. The Group offers third-party serviced tax free shopping solutions (“TFSS”), added-value payment solutions (“AVPS”) including dynamic currency conversion and retail tech solutions (“RTS”). At its core, the Group is a technology platform that serves a network of merchant stores globally through both TFSS and AVPS, delivering economic benefits to a complex ecosystem of merchants, international shoppers and customs and authorities.
As of December 31, 2022 Management renamed the Company’s Complementary Retail Tech Solutions (CRTS) segment to Retail Tech Solutions (RTS). The change has no impact on the financial information presented in this report.
Tax Free Shopping Solutions
Tax Free Shopping Solutions (TFSS) is the Group´s principal service. TFSS is value added tax (VAT) refund service, allowing eligible shoppers to reclaim VAT on goods purchased outside of their home country. Merchants benefit from TFSS through increased sales and greater customer satisfaction from their foreign customers.
Global Blue actively seeks to educate merchants and travelers in VAT refund opportunities to increase the proportion of VAT refunds that are issued and successfully refunded. In addition, Global Blue has also simplified the end-to-end refund process for its customers through the development of specific technology, processes and digitalization.
Intelligence and Marketing services, which are also included in the TFSS product offering, provide merchants multiple channels and services to better target travelers.
Added-Value Payment Solutions
The Group offers AVPS through two brands: Dynamic Currency Choice (DCC) and Currency Select (CS).
The AVPS services enable customers to pay in their choice of preferred currency, home or destination, at the point of sale when shopping outside of their home country.
Global Blue’s AVPS value proposition to travelers is to provide clarity around the final amount that they will be charged as they are given the option to pay the purchase price in their preferred currency, fixed at the time of purchase. For businesses (e.g., merchants and hotels), AVPS generate incremental revenues.
AVPS are designed to integrate with merchants’ point-of-sale hardware and Global Blue has designed the systems workflow to allow the merchants’ business processes to remain largely unchanged.
Global Blue provides the currency conversion service for POS (Point Of Sale device that is used to process transactions by retail customers), eCommerce Return Solutions, DCC at Automated Teller Machines (ATMs), as well as Multi-Currency Processing (MCP) for online retailers.
Retail Tech Solutions
Retail Tech Solutions (RTS) comprises of ZigZag, Yocuda and the newly-acquired ShipUp.
With ZigZag, the Group offers a leading technology platform that fully digitalizes the eCommerce returns experience, and enhances the process for retailers by reducing the logistical costs, and consumer queries, and by allowing the exchange instead of return of goods, while offering an online and more extensive range of return or exchange options for consumers.
With Yocuda, Global Blue offers retailers the opportunity to send digital receipts to their customers; while retailers can capture customer data and increase consumer opt-in to grow CRM database, drive sales and post purchase engagement, and reduce operational costs and support environmental transformation.
With ShipUp, Global Blue offers to retailers a post-purchase engagement solution for online purchases enabling brands to deliver seamless, proactive, and branded post-purchase communication, which turns the shipping experience into a new growth lever. ShipUp also gathers and provides data on carriers’ performance and customer feedback to understand the impact delivery has on the customer and brand's relationship.
For more details, please refer to Note 35.

Significant changes in current reporting period
Information about business combinations
On October 31, 2022, through its newly established subsidiary ShipUp Holding SAS, the Group acquired 100% of the share capital of ShipUp, a French-based company providing post-purchase engagement solutions for online purchases, for a total consideration of EUR34.9 million. The transaction accelerates Global Blue’s ambition to provide retailers with a leading ecosystem of post-purchase technologies. Please refer to Note 35 for details.
Information about the business
During the financial year, there has been a change in the list of countries in which the Group operates; more specifically, the Group expanded its presence to Colombia, withdrew from Russia, and increased the number of legal entities in existing countries as a direct consequence of its new acquisition.

COVID-19
The Company’s results of operations continue to reflect the impact of the COVID-19 outbreak which started to affect the business since February 2020; nevertheless, during the financial year ended March 31, 2023 the transaction volumes for the TFSS and AVPS businesses have significantly recovered when compared to the same periods last year, but remain impacted by COVID-19 travelling restrictions as China, a principal origin country, has only lifted its Zero-COVID-19 restrictions in December 2022.